17. Taxes (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
DisclosureOfTaxesLineItems [Line Items]
Claimed Amount	$ 701	[1]
Reduction Benefit	(342)
Amount paid after benefit	$ 359
RJ [member]
DisclosureOfTaxesLineItems [Line Items]
State Law/Decree n	9,041/2020
Benefits received	Reduction of 90% of interest and 90% of the fines related to tax credits
Claimed Amount	$ 551	[1]
Reduction Benefit	(230)
Amount paid after benefit	$ 321
ES [member]
DisclosureOfTaxesLineItems [Line Items]
State Law/Decree n	4,709-R/2020
Benefits received	50% of tax remission, 90% of fines and interest
Claimed Amount	$ 139	[1]
Reduction Benefit	(104)
Amount paid after benefit	$ 35
AL [member]
DisclosureOfTaxesLineItems [Line Items]
State Law/Decree n	71,800/2020
Claimed Amount	$ 6	[1]
Reduction Benefit	(5)
Amount paid after benefit	$ 1
AL [member]
DisclosureOfTaxesLineItems [Line Items]
State Law/Decree n	72,199/2020
SWEDEN
DisclosureOfTaxesLineItems [Line Items]
State Law/Decree n	40,691/2020
Benefits received	Reduction of 90% of fines and interest
Claimed Amount	$ 3	[1]
Reduction Benefit	(2)
Amount paid after benefit	$ 1
RN [member]
DisclosureOfTaxesLineItems [Line Items]
State Law/Decree n	10,784/2020
Benefits received	Reduction of 95% of fines and interest
Claimed Amount	$ 2	[1]
Reduction Benefit	(1)
Amount paid after benefit	$ 1

[1]	US$ 565 refers to previous disputes for which the likelihood of losses were deemed possible and US$ 125 refers to self-denunciation. (RJ).